Other Income and Expense Items - Schedule of Breakdown of Expenses by Nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	$ 14,638,013	$ 13,039,246	$ 12,231,048
Research and development	27,515,194	23,086,267	22,631,509
Accounting and audit [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	957,895	845,818	1,205,015
Consulting [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	286,138	95,179	1,117,981
Depreciation [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	7,331	7,534	6,553
Employee benefits [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	10,120,149	9,448,779	6,149,314
Insurance [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	105,762	359,209	685,413
Investor relations [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	313,671	323,588	565,032
Legal [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	656,036	164,754	959,258
Listing and share registry [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	190,795	193,797	164,116
Patent costs [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	205,017	204,163	205,709
Travel and entertainment [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	808,546	427,676	648,532
Other [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
General and administrative expenses	986,673	968,749	524,125
Research and development	171,605	89,450
Amortization [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	2,588,306	3,118,752	3,289,979
AVb6 Integrin (TRIMT) [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	1,876,983	993,645	3,735,540
Consulting Fees R&D [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	930,292	929,229	2,441,106
hu PSA Anti-body (Diaprost) [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	2,925,445	298,312	1,571,795
Impairment [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development		1,478,892	3,100,000
R&D Ventures [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	5,989,964	3,931,541	324,888
NanoMab [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	7,185,000	6,501,174	6,090,209
Neoindicate [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	437,400	529,424	538,906
Pharma15 [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development			10,724
Pivalate - Imperial [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	5,184,136	3,962,355	1,195,120
UCLA [Member]
Schedule of Breakdown of Expenses by Nature [Line Items]
Research and development	$ 226,063	$ 1,253,493	$ 333,242